RELATED PARTY TRANSACTIONS - Transactions with OneLNG and Subsidiaries - Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 2,048	$ 895
OneLNG | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 64	$ 707